Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Expected credit losses, trade receivables, beginning balance	$ 0.3	$ 0.8
Provision for expected credit losses	0.6	0.2
Write-off charged against allowance	(0.9)	(0.7)
Expected credit losses, trade receivables, ending balance	$ 0.0	$ 0.3